Bank Loans and Notes Payables - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Aug. 18, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 81,303		$ 87,336
8.27% debt bonds, maturing in 2021 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 2,500
Maturity date		2021
Fixed interest rate		8.27%	8.27%
5.46% debt bonds maturing in 2023 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 7,500
Maturity date		2023
Fixed interest rate		5.46%	5.46%
4.63% senior notes, maturity date on Feb. 15, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount			$ 500
Maturity date		February 15, 2020
Fixed interest rate		4.63%	4.63%
2.38% senior notes, maturity date on Nov. 26, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount			$ 445
Maturity date		November 26, 2018
Fixed interest rate		2.38%	2.38%
3.88% senior notes, maturity date on Nov. 26, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount			$ 900
Maturity date		November 26, 2023
Fixed interest rate		3.88%	3.88%
5.25% senior notes, maturity date on Nov. 26, 2043 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount			$ 600
Maturity date		November 26, 2043
Fixed interest rate		5.25%	5.25%
TIIE + 0.25% Debt Bonds Maturing on 2022 [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 1,500
Maturity date		2022
Floating interest rate		0.25
Seven point eight seven percentage debt bonds maturing on two thousand twenty seven [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 8,500
Maturity date		2027
Fixed interest rate		7.87%	7.87%
2.38% debt bonds maturing on 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	2018
Fixed interest rate	2.38%
Repayment of bonds	$ 555
Borrowings	$ 445